Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2020
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Brokers’ commissions on revenue	7,555	7,527	7,050
Bunkers’ consumption and other voyage expenses	12,819	16,245	14,833
Total	20,374	23,772	21,883

Bunkers’ consumption and other voyage expenses represent mainly bunkers consumed during vessels’ unemployment and off-hire (including bunkers consumed during dry-docking).